Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013
Cash flows from operating activities
Income (loss) from continuing operations	$ (304)	$ (5,873)	$ (628)
Loss from discontinued operations	0	0	(18)
Net income (loss)	(304)	(5,873)	(646)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization	694	1,270	1,918
Deferred income taxes	62	(149)	87
Stock-based compensation	50	68	86
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	0	2,748	0
Impairment of goodwill	0	0	335
Gain (Loss) on Disposition of Property Plant Equipment	135	107	28
Fair Value, Option, Changes in Fair Value, Gain (Loss)	80	377	0
Other	37	34	8
Increase (Decrease) in Accounts Receivable	469	1,381	709
Increase (Decrease) in Other Receivables	55	124	218
Increase (Decrease) in Inventories	123	359	426
Increase (Decrease) in Income Taxes Receivable	204	224	(463)
Increase (Decrease) in Other Operating Assets	116	(26)	(177)
Increase (Decrease) in Accounts Payable	(240)	(590)	296
Increase (Decrease) in Accrued Liabilities	(550)	(251)	(801)
Increase (Decrease) in Deferred Revenue	(118)	38	279
Net cash provided by operating activities	813	(159)	2,303
Cash flows from investing activities
Acquisition of long-term investments	(802)	(229)	(296)
Proceeds on sale or maturity of long-term investments	515	284	227
Acquisition of property, plant and equipment	(87)	(283)	(418)
Proceeds from Sale of Property, Plant, and Equipment	348	49	5
Acquisition of intangible assets	(421)	(1,080)	(1,005)
Business acquisitions, net of cash acquired	(119)	(7)	(60)
Acquisition of short-term investments	(2,949)	(1,699)	(1,472)
Proceeds on sale or maturity of short-term investments	2,342	1,925	779
Net cash used in investing activities	(1,173)	(1,040)	(2,240)
Cash flows from financing activities
Issuance of common shares	6	3	0
Tax deficiencies related to stock-based compensation	8	(13)	(11)
Proceeds from Sale of Treasury Stock	61
Purchase of treasury stock		(16)	(25)
Proceeds from Issuance of Debt		1,250
Restricted Cash and Cash Equivalents	(59)	0	0
Net cash used in financing activities	16	1,224	(36)
Effect of foreign exchange gain (loss) on cash and cash equivalents	(2)	5	(5)
Net increase (decrease) in cash and cash equivalents for the year	(346)	30	22
Cash and cash equivalents, beginning of year	1,579	1,549	1,527
Cash and cash equivalents, end of year	$ 1,233	$ 1,579	$ 1,549